Consolidated Statements of Operations and Comprehensive Income - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Revenues:
Retail motor fuel sales	$ 2,376,608,000		$ 5,891,249,000
Wholesale motor fuel sales to third parties	4,235,415,000		10,104,193,000
Wholesale motor fuel sales to affiliates	0		20,026,000
Merchandise sales	651,324,000		2,178,187,000
Rental income	24,749,000		81,274,000
Other	54,741,000		185,287,000
Total revenues	7,342,837,000		18,460,216,000
Cost of sales:
Retail motor fuel cost of sales	2,106,521,000		5,256,052,000
Wholesale motor fuel cost of sales	4,203,663,000		9,716,751,000
Merchandise cost of sales	454,802,000		1,498,309,000
Other	1,792,000		5,201,000
Total cost of sales	6,766,778,000		16,476,313,000
Gross profit	576,059,000		1,983,903,000
Operating expenses:
General and administrative	90,803,000		217,037,000
Other operating	320,345,000		1,016,063,000
Rent	42,112,000		139,851,000
Loss (gain) on disposal of assets and impairment charge	(977,000)		(690,000)
Depreciation, amortization and accretion	86,242,000		278,309,000
Total operating expenses	538,525,000		1,650,570,000
Income from operations	37,534,000		333,333,000
Interest expense, net	10,935,000		87,575,000
Income before income taxes	26,599,000		245,758,000
Income tax expense	79,544,000		51,689,000
Net income (loss) and comprehensive income (loss)	(52,945,000)		194,069,000
Less: Net income and comprehensive income attributable to noncontrolling interest	1,043,000		3,816,000
Less: Preacquisition income (loss) allocated to general partner	(88,221,000)		103,015,000
Net income and comprehensive income attributable to partners	$ 34,233,000		$ 87,238,000
Weighted average limited partner units outstanding:
Cash distribution per unit	$ 1.1457		$ 2.8851
Predecessor [Member]
Revenues:
Wholesale motor fuel sales to third parties		$ 1,275,422,000		$ 1,502,786,000
Wholesale motor fuel sales to affiliates		2,200,394,000		2,974,122,000
Rental income		11,690,000		10,060,000
Other		4,683,000		5,611,000
Total revenues		3,492,189,000		4,492,579,000
Cost of sales:
Wholesale motor fuel cost of sales		3,429,169,000		4,419,004,000
Other		2,339,000		2,611,000
Total cost of sales		3,431,508,000		4,421,615,000
Gross profit		60,681,000		70,964,000
Operating expenses:
General and administrative		17,075,000		16,814,000
Other operating		4,964,000		3,187,000
Rent		729,000		1,014,000
Loss (gain) on disposal of assets and impairment charge		(39,000)		324,000
Depreciation, amortization and accretion		10,457,000		8,687,000
Total operating expenses		33,186,000		30,026,000
Income from operations		27,495,000		40,938,000
Interest expense, net		4,767,000		3,471,000
Income before income taxes		22,728,000		37,467,000
Income tax expense		218,000		440,000
Net income (loss) and comprehensive income (loss)		22,510,000		37,027,000
Net income and comprehensive income attributable to partners		$ 22,510,000		$ 37,027,000
Weighted average limited partner units outstanding:
Cash distribution per unit		$ 1.0218		$ 1.8441
Common Units [Member]
Net income per limited partner unit:
Common (basic and diluted)	$ 0.85		$ 1.11
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic)	20,572,373		40,253,913
Weighted average limited partner units outstanding (diluted)	20,578,755		40,275,651
Common Units [Member] | Predecessor [Member]
Net income per limited partner unit:
Common (basic and diluted)		$ 1.02		$ 1.69
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic)		11,023,617		10,964,258
Weighted average limited partner units outstanding (diluted)		11,048,745		10,986,102
Subordinated Units-Affiliated [Member]
Net income per limited partner unit:
Common (basic and diluted)	$ 0.85		$ 1.40
Weighted average limited partner units outstanding:
Weighted Average Number of Units Outstanding, Basic and Diluted	10,939,436		10,010,333
Subordinated Units-Affiliated [Member] | Predecessor [Member]
Net income per limited partner unit:
Common (basic and diluted)		$ 1.02		$ 1.69
Weighted average limited partner units outstanding:
Weighted Average Number of Units Outstanding, Basic and Diluted		10,939,436		10,939,436
Common Units - Public [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic)	20,493,065		24,550,388
Weighted average limited partner units outstanding (diluted)	20,499,447		24,572,126
Common Units - Public [Member] | Predecessor [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding (basic)		10,944,309		10,884,950
Weighted average limited partner units outstanding (diluted)		10,969,437		10,906,794
Common Units - Affiliated [Member]
Weighted average limited partner units outstanding:
Weighted Average Number of Units Outstanding, Basic and Diluted	79,308		15,703,525
Common Units - Affiliated [Member] | Predecessor [Member]
Weighted average limited partner units outstanding:
Weighted Average Number of Units Outstanding, Basic and Diluted		79,308		79,308